ANNUAL REPORT
                               DECEMBER 31, 2001

                                  (AYCO LOGO)

                                      AYCO
                                  GROWTH FUND

                                  (AYCO LOGO)

                                AYCO GROWTH FUND

February 8, 2002

Dear Shareholder:

After a difficult eighteen (18) month bear market, and a decline in the major indices of nearly forty percent (40%), the equity markets rebounded from late September lows and increased approximately 10% during the fourth quarter. The devastating events of September 11th caused the US Federal Reserve to continue aggressively cutting short-term interest rates and to inject unprecedented liquidity into the financial system. Combined with additional fiscal stimulus, these actions appear to be helping the economy regain its footing, as nascent signs of an economic recovery are emerging. While we expect that the economy will need time to recover from the over investment of the late 1990's, robust productivity growth and low inflation create a strong foundation for improved economic and equity market performance.

The equity market advances of October and November may well be signaling that the US economy will recover in early to mid 2002, as equity markets typically advance six (6) to nine (9) months ahead of an economic recovery. Several other factors point to an economic rebound this year. First, short-term interest rates are dramatically lower than one year ago, with the federal funds rate down
4.25 percentage points since January 2001. Second, energy prices are also much lower than one year ago, as oil prices have declined more than $15 per barrel since November of 2000. These factors have historically been very accurate leading indicators, foretelling economic activity six (6) to twelve (12) months in the future, as lower financing and energy costs spread through the economy to improve both corporate and consumer cash flows. Third, increased fiscal stimulus in the form of tax cuts and domestic spending are poised to aid a recovery. Finally, there are signs that the US economy is, in fact, transitioning from recession to recovery, as some economically sensitive indicators such as semiconductors, copper, and consumer confidence have improved on a sequential basis. While we do not expect robust economic growth early this year, as excess capacity and rising unemployment continue to dampen economic activity, there are powerful monetary and fiscal stimuli in place to produce a recovery. With excess inventory largely eliminated and early signs that end market demand is firming, we believe the stage is set for a recovery. These factors, combined with low interest rates and strong productivity growth, cause us to expect improved equity market performance in 2002.

At Ayco Asset Management, we are positioning the Ayco Growth Fund to benefit from a recovery in the economy and financial markets and to benefit from the rapid growth occurring in many industry segments. As a core growth equity manager, we focus on companies that are dominant in their respective industries and have above-average growth prospects.

While the large capitalization growth stocks held in the Fund have been generally out of favor for the last two (2) years, they have historically produced very strong returns over a full market cycle. As we look ahead, there are powerful trends that we believe are likely to produce strong three (3) to five (5) year growth. In our view, broadband infrastructure and application ubiquity, capital market globalization, human genome mapping, and deregulation are likely to be key drivers of economic and profit growth over the next decade. To invest in sectors that we expect to benefit from these growth drivers, we continue to focus on the dominant companies within each sector, emphasizing balance sheet, cash flow and management strength, in the belief that these companies have the experience and resources to gain market share and emerge stronger from this global downturn.

We thank you for your continued interest and confidence.

Very truly yours,

/s/Peter H. Heerwagen

Peter H. Heerwagen
Vice President and Secretary

AYCO GROWTH FUND

                   AVERAGE ANNUAL RETURN SINCE INCEPTION1<F1>
                                 AS OF 12/31/01
                   ------------------------------------------
                                1 YEAR                 SINCE INCEPTION1<F1>
                                ------                   ----------------
Ayco Growth Fund                (2.26)%                       (4.53)%
S&P 500 Index                  (11.89)%                      (10.65)%

        Date          Ayco Growth Fund     S&P 500 Index
        ----          ----------------     -------------
      12/1/00             $10,000             $10,000
     12/31/00              $9,729             $10,047
      1/31/01             $11,150             $10,404
      2/28/01             $10,590              $9,455
      3/31/01             $10,019              $8,855
      4/30/01             $11,010              $9,543
      5/31/01             $11,010              $9,607
      6/30/01             $10,609              $9,374
      7/31/01             $10,279              $9,282
      8/31/01              $9,628              $8,701
      9/30/01              $8,808              $7,998
     10/31/01              $9,008              $8,151
     11/30/01              $9,629              $8,776
     12/31/01              $9,509              $8,853

This chart assumes an  initial gross investment of  $10,000 made on December  1,
2000 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions. Past performance is not indicative of future performance. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The graph and table show the performance of the Fund at the fund level and includes all fund level expenses. However, the performance shown does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses the Fund as an investment option for any contract or policy. Performance shown would be lower if those fees and expenses were deducted. The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.

1<F1> Since inception data for Fund and S&P 500 Index is as of 12/1/2000

AYCO GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

  SHARES                                                               VALUE
  ------                                                               -----
             COMMON STOCKS - 95.7%

             AUTO - 0.8%
    2,000    Ford Motor Company                                     $   31,440
    1,000    General Motors Corporation                                 48,600
                                                                    ----------
                                                                        80,040
                                                                    ----------

             COMPUTER SERVICES - 9.1%
   10,900    Cisco Systems, Inc.*<F2>                                  197,399
    7,600    EMC Corporation*<F2>                                      102,144
    2,600    International Business
               Machines Corporation                                    314,496
       55    McDATA Corporation -
               Class A*<F2>                                              1,347
    4,375    Microsoft Corporation*<F2>                                289,844
                                                                    ----------
                                                                       905,230
                                                                    ----------

             COSMETICS & TOILETRIES - 2.1%
    3,500    Kimberly-Clark Corporation                                209,300
                                                                    ----------

             DIVERSIFIED
               MANUFACTURING - 6.7%
    7,700    General Electric Company                                  308,616
    6,100    Tyco International Ltd.^<F3>                              359,290
                                                                    ----------
                                                                       667,906
                                                                    ----------

             ELECTRONICS - 2.4%
    8,500    Texas Instruments Incorporated                            238,000
                                                                    ----------

             ENERGY - 7.1%
    7,240    Exxon Mobil Corporation                                   284,532
    3,600    Schlumberger Limited^<F3>                                 197,820
    5,500    Shell Transport & Trading
               Company ADR^<F3>                                        227,975
                                                                    ----------
                                                                       710,327
                                                                    ----------

             FINANCIAL SERVICES - 10.1%
    6,100    Citigroup Inc.                                            307,928
    1,000    Fannie Mae                                                 79,500
    6,000    Household International, Inc.                             347,640
    7,550    J.P. Morgan Chase & Co.                                   274,442
                                                                    ----------
                                                                     1,009,510
                                                                    ----------

             FOOD, BEVERAGE &
               TOBACCO - 2.4%
    5,000    PepsiCo, Inc.                                             243,450
                                                                    ----------

             INDUSTRIAL - 3.4%
    6,050    Dover Corporation                                         224,274
    2,000    Praxair, Inc.                                             110,500
                                                                    ----------
                                                                       334,774
                                                                    ----------

             INSURANCE - 10.4%
    8,300    Allstate Corporation                                      279,710
    3,900    American International
               Group, Inc.                                             309,660
       66    Berkshire Hathaway Inc. -
               Class B*<F2>                                            166,650
    4,100    Chubb Corporation                                         282,900
                                                                    ----------
                                                                     1,038,920
                                                                    ----------

             MEDICAL PRODUCTS - 6.9%
    2,500    Applera Corporation - Applied
               Biosystems Group                                         98,175
    5,800    Johnson & Johnson                                         342,780
    4,800    Medtronic, Inc.                                           245,808
                                                                    ----------
                                                                       686,763
                                                                    ----------

             MULTIMEDIA - 9.6%
    7,525    AOL Time Warner Inc.*<F2>                                 241,553
    6,000    Comcast Corporation -
               Special Class A*<F2>                                    216,000
   19,300    Liberty Media Corporation -
               Class A*<F2>                                            270,200
   11,200    The Walt Disney Company                                   232,064
                                                                    ----------
                                                                       959,817
                                                                    ----------

             PHARMACEUTICALS - 7.4%
    3,600    Abbott Laboratories                                       200,700
    4,600    Merck & Co., Inc.                                         270,480
    6,725    Pfizer Inc.                                               267,991
                                                                    ----------
                                                                       739,171
                                                                    ----------

             RETAIL TRADE - 6.0%
    8,250    Federated Department
               Stores, Inc.*<F2>                                       337,425
      300    Staples, Inc.*<F2>                                          5,610
    5,025    The Home Depot, Inc.                                      256,325
                                                                    ----------
                                                                       599,360
                                                                    ----------

             SEMICONDUCTORS - 3.9%
    2,650    Applied Materials, Inc.*<F2>                              106,265
    9,000    Intel Corporation                                         283,050
                                                                    ----------
                                                                       389,315
                                                                    ----------

             TELECOMMUNICATIONS - 3.0%
   11,650    Vodafone Group
               PLC-SP ADR^<F3>                                         299,172
                                                                    ----------

             TRANSPORTATION - 2.6%
    9,000    Burlington Northern
               Santa Fe Corporation                                    256,770
                                                                    ----------

             UTILITIES - 1.8%
   10,800    Calpine Corporation*<F2>                                  181,332
                                                                    ----------
             TOTAL COMMON STOCK
               (Cost $10,159,392)                                    9,549,157
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM SECURITIES - 3.3%
 $139,679    Firstar Bank Demand Note -
               1.6756% #<F4>                                           139,679
   81,607    American Family Insurance
               Demand Note - 1.6531% #<F4>                              81,607
   54,470    Wisconsin Corporate Center
               Credit Union Demand
               Note - 1.5956% #<F4>                                     54,470
   55,059    Wisconsin Electric Demand
               Note - 1.6531% #<F4>                                     55,059
                                                                    ----------
             TOTAL SHORT TERM
               SECURITIES
               (Cost $330,815)                                         330,815
                                                                    ----------
             TOTAL INVESTMENTS
               (Cost $10,490,207) - 99.0%                            9,879,972
                                                                    ----------
             OTHER ASSETS IN
               EXCESS OF OTHER
               LIABILITIES - 1.0%                                      102,418
                                                                    ----------
             TOTAL NET
                ASSETS - 100.0%                                     $9,982,390
                                                                    ----------
                                                                    ----------

*<F2> Non-income producing security.
^<F3> Foreign security.
#<F4> Denotes variable  rate  demand notes.    Variable rate  demand  notes  are
      considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of December 31, 2001.
ADR - American Depository Receipts

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

Assets:
     Investments, at value (cost $10,490,207)                      $ 9,879,972
     Dividends and interest receivable                                  12,702
     Receivable from Advisor                                           129,071
     Prepaid expense                                                    34,414
                                                                   -----------
          Total Assets                                              10,056,159
                                                                   -----------

Liabilities:
     Accrued expenses and other liabilities                             73,769
                                                                   -----------
          Total Liabilities                                             73,769
                                                                   -----------
Net Assets                                                         $ 9,982,390
                                                                   -----------
                                                                   -----------

Net Assets Consist of:
     Capital stock                                                 $11,272,854
     Undistributed net investment income                                     5
     Accumulated net realized loss on investments sold                (680,234)
     Net unrealized depreciation on investments                       (610,235)
                                                                   -----------
          Total Net Assets                                         $ 9,982,390
                                                                   -----------
                                                                   -----------

Shares outstanding of beneficial interest, unlimited
shares authorized, $0.001 par value                                  1,057,512

Net asset value, offering and redemption price per share                 $9.44
                                                                         -----
                                                                         -----

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

Investment Income:
     Interest income                                               $    35,218
     Dividend Income (net of taxes withheld of $465)                    75,177
                                                                   -----------
          Total investment income                                      110,395
                                                                   -----------

Expenses:
     Investment advisory fee                                            61,830
     Administration fee                                                 40,306
     Fund accounting expenses                                           31,870
     Shareholder servicing and accounting costs                         32,360
     Custody fees                                                        6,306
     Professional fees                                                 156,025
     Reports to shareholders                                             9,810
     Trustees' fees and expenses                                        39,844
     Insurance                                                          34,969
     Other                                                                 279
                                                                   -----------
     Total expenses before fee waivers                                 413,599
     Expenses waived and/or reimbursed                                (336,311)
                                                                   -----------
          Total expenses                                                77,288
                                                                   -----------

     Net Investment Income                                              33,107
                                                                   -----------

Realized and Unrealized Gain (Loss) on Investments:
     Realized loss on investments                                     (649,710)
     Change in unrealized depreciation on investments                 (606,962)
                                                                   -----------
          Net realized and unrealized loss on investments           (1,256,672)
                                                                   -----------
Net Decrease in Net Assets Resulting from Operations               $(1,223,565)
                                                                   -----------
                                                                   -----------

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                                          DECEMBER 1, 2000*<F6>
                                         FOR THE YEAR            THROUGH
                                       DECEMBER 31, 2001    DECEMBER 31, 2000
                                       -----------------    -----------------
Operations:
   Net investment income                  $    33,107            $     91
   Net realized gain (loss)
     on investments                          (649,710)                 81
   Change in unrealized depreciation
     on investments                          (606,962)             (3,273)
                                          -----------            --------
   Net decrease in net assets
     resulting from operations             (1,223,565)             (3,101)
                                          -----------            --------

Dividends and Distributions to Shareholders:
   Net investment income                      (33,102)               (100)
   Net realized gains                         (30,596)                 --
                                          -----------            --------
   Total dividends and distributions          (63,698)               (100)
                                          -----------            --------

Fund Share Transactions:
   Net increase in net assets from fund
     share transactions (Note 7)           11,164,048               8,806
                                          -----------            --------

Total Increase in Net Assets                9,876,785               5,605

Net Assets:
   Beginning of period                        105,605             100,000
                                          -----------            --------
   End of period**<F5>                    $ 9,982,390            $105,605
                                          -----------            --------
                                          -----------            --------

   **<F5> Including undistributed
           net investment income          $         5            $      0

    *<F6>  Commencement of operations

                See accompanying notes to financial statements.

AYCO GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                                                        PERIOD FROM
                                                                           YEAR ENDED         DECEMBER 1, 2000(1)<F7> THROUGH
                                                                       DECEMBER 31, 2001             DECEMBER 31, 2000
                                                                       -----------------      -------------------------------
Net Asset Value, Beginning of Period                                         $ 9.72                        $10.00
                                                                             ------                        ------

     Income from Investment Operations:
          Net investment income                                                0.03                          0.01
          Net realized and unrealized gain (loss) on investments              (0.25)                        (0.28)
                                                                             ------                        ------
          Total from investment operations                                    (0.22)                        (0.27)
                                                                             ------                        ------

     Less Dividends and Distributions:
          Net investment income                                               (0.03)                        (0.01)
          Net realized gains                                                  (0.03)                           --
                                                                             ------                        ------
          Total dividends and distributions                                   (0.06)                        (0.01)
                                                                             ------                        ------

Net Asset Value, End of Period                                               $ 9.44                        $ 9.72
                                                                             ------                        ------
                                                                             ------                        ------

Total Return                                                                  (2.26%)                       (2.80%)(2)<F8>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                                $9,982,390                      $105,605
Ratio of net expenses to average net assets:
     Before expense reimbursement                                              5.35%                       290.52%(3)<F9>
     After expense reimbursement                                               1.00%                         1.00%(3)<F9>
Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement                                             (3.92%)                     (288.51%)(3)<F9>
     After expense reimbursement                                               0.43%                         1.01%(3)<F9>
Portfolio turnover rate                                                           6%                            4%

(1)<F7>  Commencement of operations.
(2)<F8>  Not annualized.
(3)<F9>  Annualized for periods less than 1 year.

                See accompanying notes to financial statements.

AYCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

1. ORGANIZATION

   Ayco Series Trust (the "Trust") was organized as a Delaware business trust on August 30, 2000 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940
   Act"). The Trust currently consists of one series: the Ayco Growth Fund (the "Fund"). In the future, the Trust may establish additional series and classes of shares. Pursuant to the 1940 Act, the Fund is an open-end, diversified series of the Trust. The Fund's investment objective is long-term growth of capital. The Fund currently offers one class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION

   All portfolio securities of the Fund for which market quotations are readily available, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

   FEDERAL INCOME TAXES

   The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no provision is recorded. The Fund also intends to comply with the diversification requirement under Section 817(h) of the Code and the regulations thereunder.

   DISTRIBUTIONS TO SHAREHOLDERS

   The  Fund  pays  dividends  of  net  investment  income,  if  any,  annually.
   Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   OTHER

   Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by using first-in, first-out (FIFO) cost method. The Fund's cost basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT ADVISOR

   The Trust and The Ayco Company, L.P. (the "Advisor") have entered into an investment advisory agreement on behalf of the Fund, whereby the Fund pays the Advisor a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Advisor has agreed, through November 30, 2002, to waive or limit its fees and to reimburse other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution related expenses (if any), and other expenses not incurred in the ordinary course of the Fund's business) are limited to an annual rate of 1.00% of the average daily net assets of the Fund. From the period January 1, 2001 to December 31, 2001, the Advisor assumed $336,311 of operating expenses on behalf of the Fund. Prior to January 1, 2001, the Advisor assumed $26,161 of operating expenses and $67,800 of the Fund's organizational expenses.

   The Fund may at a later date reimburse the Advisor for the fees waived or limited and other expenses assumed and paid by the Advisor during any of the then prior three fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.00% of the Fund's average daily net assets. Consequently, no reimbursement by the Fund will be made unless (i) the Fund's total annual expense ratio is less than
   the  percentage  stated  directly  above;  and  (ii)  the  payment  of   such
   reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

4. DISTRIBUTION PLAN

   Mercer Allied Company, L.P. (the "Distributor"), acts as an underwriter and distributor of the Trust to assist in sales of Fund shares pursuant to a distribution agreement. The general partner of the Distributor is Breham, Inc., a corporation wholly-owned by the Trust's chief executive officer and a Trustee of the Trust, and therefore the Distributor may be deemed to be affiliated with the Fund. The Distributor receives no compensation from the Fund for its distribution services.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

   During the year ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $11,113,593 and $408,954, respectively. There were no purchases or sales of long-term U.S. Government securities during the period.

6. TAX BASIS INFORMATION

   At   December  31,  2001,   cost  and  gross   unrealized  appreciation   and
   depreciation of investments for federal income tax purposes were as follows:

   Cost                                $10,490,207
   Appreciation                        $   585,020
   (Depreciation)                       (1,195,255)
                                       -----------
   Net Depreciation                    $  (610,235)
                                       -----------
                                       -----------

   The Fund had tax basis undistributed ordinary income of $5 at December 31, 2001. For income tax purposes, all dividends paid to shareholders in 2001, including $30,596 from short-term realized gains, are characterized as ordinary income.

   The Fund had $680,234 of Post-October losses, which are deferred for tax purposes until the year ending December 31, 2002.

7. FUND SHARES

   The following table summarizes the activity in shares of the Fund:

                                                 DECEMBER 1, 2000*<F10>
                                                        THROUGH
                                                   DECEMBER 31, 2000
                                                   -----------------
                                               SHARES             AMOUNT
                                               ------             ------
   Shares outstanding,
     beginning of period                         10,000         $   100,000
                                              ---------         -----------
   Shares sold                                      853               8,706
   Shares issued to
     shareholders in
     reinvestment of
     distributions                                   10                 100
   Shares redeemed                                   --                  --
                                              ---------         -----------
   Net increase                                     863               8,806
                                              ---------         -----------
   Shares outstanding,
     end of period                               10,863         $   108,806
                                              ---------         -----------
                                              ---------         -----------

   *<F10>  Commencement of operations

                                                   FOR THE YEAR ENDED
                                                   DECEMBER 31, 2001
                                                   -----------------
                                               SHARES             AMOUNT
                                               ------             ------
   Shares outstanding,
     beginning of period                         10,863         $   108,806
                                              ---------         -----------
   Shares sold                                1,152,331          12,168,844
   Shares issued to
     shareholders in
     reinvestment of
     distributions                                6,719              63,698
   Shares redeemed                             (112,401)         (1,068,494)
                                              ---------         -----------
   Net increase                               1,046,649          11,164,048
                                              ---------         -----------
   Shares outstanding,
     end of period                            1,057,512         $11,272,854
                                              ---------         -----------
                                              ---------         -----------

AYCO GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Ayco Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Ayco Growth Fund (constituting Ayco Series Trust, hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
January 28, 2002

AYCO GROWTH FUND

                                                        INDEPENDENT TRUSTEE
                                                        -------------------
                                        POSITION(S) WITH    YEAR OF     PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE                  FUND/TRUST+<F11>    ELECTION    DURING PAST 5 YEARS               HELD BY TRUSTEE
----------------------                  ----------------    --------    -----------------------           -------------------
Herbert A. Chesbrough (55)              Trustee             2000        President of Saratoga             None
Saratoga Performing Arts Center                                         Performing Arts Center, Inc.
Saratoga Springs, New York 12866                                        (Saratoga Springs, New York)

Anthony J. DePaula (57)                 Trustee             2000        Owner and President of            None
781 Central Avenue                                                      DePaula Chevrolet, Inc.
Albany, New York 12206

+<F11>  Each Trustee oversees Ayco Growth Fund, the only portfolio of the Trust.

                                                         INTERESTED TRUSTEE
                                                         ------------------
                                        POSITION(S) WITH    YEAR OF     PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE                  FUND/TRUST+<F12>    ELECTION    DURING PAST 5 YEARS               HELD BY TRUSTEE
----------------------                  ----------------    --------    -----------------------           -------------------
John Breyo (56)*<F13>                   Chief Executive     2000        Chief Executive Officer,          Trustee, Granum
One Wall Street                         Officer and                     Chairman of the Board of          Series Trust
Albany, New York 12205                  Trustee                         Directors and President, Ayco
                                                                        (Sept. 1997 - current); Office
                                                                        of the President (1986 - Sept. 1997)

+<F12> The Trustee oversees Ayco Growth Fund, the only portfolio of the Trust. *<F13> The Trustee is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with Ayco.

                                                           TRUST OFFICERS
                                                           --------------
                                        POSITION(S) WITH    YEAR OF     PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE                  FUND/TRUST          ELECTION    DURING PAST 5 YEARS               HELD BY TRUSTEE
----------------------                  ----------------    --------    -----------------------           -------------------
John J. Collins, III (48)               Chief Financial     2000        Chief Financial                   None
101 State Farm Place                    Officer and                     Officer, Ayco
Ballston Spa, New York 12020            Controller

Peter H. Heerwagen (56)                 Vice President      2000        Senior Vice President,            None
855 Rte. 146, Suite 120                 and Secretary                   Investment Services & Chief
Clifton Park, New York 12065                                            Investment Officer, Ayco

Margaret M. Keyes (38)                  Assistant           2000        Deputy General Counsel,           None
One Wall Street                         Secretary                       Ayco
Albany, New York 12205

Paul D. Flaa (36)                       Assistant           2001        Compliance Administrator,         None
615 E. Michigan Street                  Secretary                       U.S. Bancorp Fund Services,
Milwaukee, Wisconsin 53202                                              LLC (Feb. 2000 - current);
                                                                        District Representative,
                                                                        Aid Association for Lutherans
                                                                        (Oct. 1999 - Feb. 2000); Chief
                                                                        Financial Officer, Lutheran
                                                                        Association of Missionaries
                                                                        and Pilots (Nov. 1986 - Oct. 1999)

                                    TRUSTEES
                                    --------
                              John Breyo, Chairman
                                Anthony DePaula
                             Herbert A. Chesbrough

                               INVESTMENT MANAGER
                               ------------------
                             The Ayco Company, L.P.
                                One Wall Street
                                Albany, NY 12205

                                  DISTRIBUTOR
                                  -----------
                          Mercer Allied Company, L.P.

                         ADMINISTRATOR, TRANSFER AGENT,
                            DIVIDEND PAYING AGENT &
                          SHAREHOLDER SERVICING AGENT
                          ---------------------------
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                                  P.O. Box 701
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                   ---------
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 LEGAL COUNSEL
                                 -------------
                             Dechert Price & Rhoads
                              1775 Eye Street, NW
                           Washington, DC 20006-2401

                            INDEPENDENT ACCOUNTANTS
                            -----------------------
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 (800) 235-3412

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling 1-800-235-3412.

This report must be accompanied or preceded by the Fund's current prospectus.